Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 30, 2017	Dec. 30, 2016
Income Statement [Abstract]
License revenue	$ 50,693	$ 39,947	$ 365,286	$ 141,489	$ 259,212	$ 191,433
Image revenue	146,814	434,474	586,474	790,976	680,040	672,993
Total revenue	197,507	474,421	951,760	932,465	939,252	864,426
Cost of revenue	206,957	300,933	693,429	595,498	780,409	820,393
Gross margin	(9,450)	173,488	258,331	336,967	158,843	44,033
Operating expenses
Product development, sales and marketing	100,840	57,252	214,004	150,611	317,568	182,725
General and administrative	291,533	151,075	657,232	451,628	611,403	662,331
Depreciation and amortization	9,022	8,025	26,957	23,571	61,543	67,604
Gain on sale of property and equipment	0	50,000	0	50,000	(50,000)	0
Total operating expenses	401,395	216,352	898,193	625,810	940,514	912,660
Loss from operations	(410,845)	(42,864)	(639,862)	(288,843)	(781,671)	(868,627)
Other income (expenses)
Loss of settlement of accrued liabilities	0	0	(208,322)	0
Interest expense	(564,041)	(23,324)	(728,120)	(87,347)	(114,916)	(124,781)
Gain on sale of property and equipment	0	50,000	0	50,000	(50,000)	0
Change in fair value of derivative liabilities	0	3,418	9,195	14,081	48,727	2,922
Gain on the settlement of debt					0	55,000
Other income (expenses)	(564,041)	30,094	(927,247)	(23,266)	(66,189)	(72,703)
Net loss	$ (974,886)	$ (12,770)	$ (1,567,109)	$ (312,109)	$ (847,860)	$ (941,330)
Per-share data
Basic and diluted loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding	326,001,192	325,382,292	325,528,121	325,382,292	325,441,032	325,398,392